COMMITMENTS AND GUARANTEES (Tables)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Commitments and Contingencies Disclosure [Abstract]
Summary of Company's Future Commitments
The following is a summary of the Company’s future commitments which span more than one future fiscal year:

(Millions of Dollars)	Total	2014	2015	2016	2017	2018	Thereafter
Operating lease obligations	$335.4	$89.6	$66.1	$50.3	$38.3	$28.5	$62.6
Marketing commitments	59.4	28.5	10.9	10.3	6.7	1.5	1.5
Total	$394.8	$118.1	$77.0	$60.6	$45.0	$30.0	$64.1

Summary of Guarantees
The Company's financial guarantees at December 28, 2013 are as follows:

(Millions of Dollars)	Term	Maximum Potential Payment	Carrying Amount of Liability
Guarantees on the residual values of leased properties	One to four years	$26.1	$—
Standby letters of credit	Up to three years	86.7	—
Commercial customer financing arrangements	Up to six years	17.7	13.7
Total		$130.5	$13.7

Summary of Warranty Liability Activity
Following is a summary of the warranty liability activity for the years ended December 28, 2013, December 29, 2012, and December 31, 2011:

(Millions of Dollars)	2013	2012	2011
Balance beginning of period	$124.0	$124.9	$114.9
Warranties and guarantees issued	93.0	86.3	88.4
Liability assumed from acquisitions	0.1	0.2	10.5
Warranty payments and currency	(95.3)	(87.4)	(88.9)
Balance end of period	$121.8	$124.0	$124.9